THE ALGER INSTITUTIONAL FUNDS
360 Park Avenue South
New York, New York 10010

December 26, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Attention:  Edward Bartz

Re:	The Alger Institutional Funds (File Nos.: 811-7986, 33-68124)
Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of The Alger Institutional Funds (the “Trust”), transmitted for filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 32 (the “Amendment”) under the Securities Act to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is marked to show changes made in response to comments of the staff (the “Staff”) of the Securities and Exchange Commission (the “SEC”) on Post-Effective Amendment No. 31 under the Securities Act to the Registration Statement filed with the SEC on October 18, 2012 in order to change Alger Large Cap Growth Institutional Fund into Alger Capital Appreciation Focus Fund (the “Fund”).  The Amendment includes a retail prospectus for the Class A and C Shares of the Fund (the “Retail Prospectus”), an institutional prospectus for the Class I, R and Z Shares of the Fund (the “Institutional Prospectus”), and a statement of additional information (“SAI”) for the Fund, as did Post-Effective Amendment No 31.  Comments were provided by telephone to Lisa A. Moss by Edward Bartz of the Staff on November 30, 2012.  For the convenience of the Staff, comments have been summarized below and the Trust’s response follows each comment.  References in the responses to the Retail Prospectus, Institutional Prospectus, or SAI are to those filed as part of the Amendment.  Capitalized terms used but not defined herein have the meanings assigned to them in the Amendment.

ACCOUNTING COMMENT

Staff Comment:  The Staff noted that Alger Capital Appreciation Institutional Fund and Alger Large Cap Growth Institutional Fund — the fund that is the subject of the Amendment — had significant holdings in the information technology sector at October 31, 2011.  The Alger Capital Appreciation Institutional Fund had holdings of 28% and the Alger Large Cap Growth Institutional Fund had holdings of 30.6%. The Staff asked the Trust to consider including disclosure regarding investments in information technology in the Principal Investment Strategies and Principal Risk sections of each fund’s  prospectus.

Response:  On October 31, 2011, the Russell 1000 Growth Index benchmark weighting in the information technology sector was 28.8%, while the Russell 3000 Growth Index benchmark weighting in the information technology sector was 28.4%.  Each of the Alger Capital Appreciation Institutional Fund and Alger Large Cap Growth Institutional Fund selects growth stocks that align with the principal strategies noted in its prospectus.  While the funds are not guided by benchmark weightings, they recognize that their performance will be measured against their benchmark.  The funds are diversified funds, and sector allocations will vary based on Alger Management’s economic outlook.  Additionally, the components of each of the Russell 1000 Growth Index and the Russell 3000 Growth Index vary, and may not include large weightings in specific sectors in the future.

Neither of the funds has a policy of concentration in the information technology industry, or an intention to focus investments in the information technology sector in the future.  Therefore, the Trust does not believe that it is necessary to make any changes to the Principal Investment Strategies or Principal Risk sections of either prospectus, including the Fund’s.

DISCLOSURE AND REVIEW COMMENTS

INSTITUTIONAL PROSPECTUS

Cover Page

1.                                      Staff Comment:  Please move the sentence stating that “[a]n investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency”  to the summary prospectus, under Item 4(b) of Form N-1A.

Response:   We have moved the disclosure to the appropriate location in the summary prospectus.

2.                                      Staff Comment:  Ideally, the fee table should be based on amounts incurred during the Fund’s most recent fiscal year, 10/31/12.  Please update and correct the Total Annual Fund Operating Expenses After Expense Reimbursement for both Class I Shares (Expense Reimbursement should have been 0.54%) And Class R Shares (2.40% rather than N/A).

Response:   The fee tables have been updated and corrected.

3.                                      Staff Comment:  Please file the document memorializing the contractual reimbursement as an exhibit to this registration statement.

Response:   We have included the document memorializing the contractual reimbursement as an exhibit to the Registration Statement.

4.                                      Staff Comment:  Please include year-to-date return information in a footnote to the bar chart in accordance with Item 4(b)(2)(ii).

Response:   We have added the requested disclosure to the prospectus.

5.                                      Staff Comment:  Please provide the minimum initial or subsequent investment minimums in accordance with Item 6(a).  Additionally, please delete the language after the first sentence under the heading “Purchasing and Redeeming Fund Shares.”  It is not permitted or required by Form N-1A.

Response:   We have revised the disclosure as follows:

The Fund’s Class I and R Shares are not subject to a minimum initial investment.  Class I and R Shares are an investment vehicle for institutional investors such as registered investment advisers, banks, trust companies, and other financial institutions, for investments in employee benefit plans, or for advisory platform investors who pay a management, consulting, or other fee to such institution for the right to invest.

6.                                      Staff Comment:  The SAI states that the Fund can invest up to 20% of its assets in foreign securities and up to 15% of its assets in illiquid securities, and that up to a third of its securities may be loaned.  Are foreign securities, illiquid securities, or securities lending a principal strategy of the Fund?  If 10% or more of the Fund’s assets are invested in a type of investment, that investment strategy would be considered a principal strategy of the Fund, and disclosure should be included in the prospectus in accordance with Item 4(a) of Form N-1A.

Response:  Although the Fund may invest a significant portion of its assets in investments of these types, the Fund does not do so.  At October 31, 2012, the Fund held only 4.7% of its assets in foreign securities, the fund owned no illiquid securities, and none of the Fund’s securities were on loan.  We monitor investment levels and consider revising the disclosure on a regular basis.

7.                                      Staff Comment:  The Staff noted that Item 9(c) of Form N-1A requires a broader, more expansive description of the Fund’s principal risks.  This disclosure should supplement the information included in the summary prospectus. Please add disclosure regarding the following risks:  concentrated portfolio, substantial holdings within a sector, derivatives, counterparty, and foreign exchange.

Response:  The disclosure under the heading “Principal Investment Strategies” on pages 12 — 15 of the Institutional Prospectus included both the principal strategies and the principal risks of the Fund. Detailed information regarding derivative, counterparty, and foreign exchange risk were already included in this section.  The heading has been revised to “Principal Investment Strategies and Related Risks,” and the disclosure addresses the requirements of both Item 9(b) and Item 9(c).

Additionally, the following disclosure has been added:

Concentrated Portfolio

Since the Fund concentrates its holdings in fewer securities, the value of the Fund’s shares may be more volatile than mutual funds that do not similarly concentrate their investments.  The Fund may be more vulnerable to changes in the market value of a single issuer and may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a fund that has a more diversified portfolio.  The Fund may have substantial holdings within a particular  sector; companies in the same or similar industries may be similarly affected by particular economic or market events.

8.                                      Staff Comment:  Please provide more detail regarding the portfolio manager’s business experience for the past five years. It is not clear what the portfolio manager’s position was during the five year period.

Response:  The requested disclosure has been added.

9.                                      Staff Comment:  December 31 is 245 days after the semi-annual financial information included in the Financial Highlights section of the prospectus.  Please consider including more updated financial highlights information.

Response:  In accordance with Rule 3-18 of Regulation S-X, we are filing the Registration Statement on December 26, 2012, with an effective date of December 31, 2012.  The financial highlights for the fiscal year ended October 31, 2012 will be included in the Fund’s annual update to its Registration Statement, effective February 28, 2013.

RETAIL PROSPECTUS

Comment 1 on the Institutional Prospectus applies to the Retail Prospectus as well.

Where applicable, disclosure changes in response to Institutional Prospectus comments are also reflected in the Retail Prospectus.

10.                               Staff Comment:  The fee table should reflect the 1.00% contingent deferred sales charge applicable to Class A Shares.  You may add a footnote explaining the limited circumstances under which it would apply.

Response:   The fee tables have been updated.

11.                               Staff Comment:  Please add the performance of the existing class of the Fund in accordance with Instruction 3(b) to Item 4 of Form N-1A.  You may note that this is a new class of shares.

Response:   We have added the disclosure.

12.                               Staff Comment:  Please tailor the Shareholder Information Section to this prospectus.  Since the Fund does not offer Class B Shares, there should not be a reference to Class B Shares.

Response:   We have revised the Shareholder Information Section.

STATEMENT OF ADDITIONAL INFORMATION

Cover Page

13.                               Staff Comment:  The cover page of the SAI currently incorporates by reference the annual report for the fiscal year ended October 31, 2011.  Please consider whether it is appropriate to supplement that financial information.

Response:  As we noted in response to comment 9, we are in compliance with Rule 3-18 of Regulation S-X. We have added a reference to the Fund’s semi-annual report for the six months ended April 30, 2012. This reference will be updated to incorporate the annual report for the fiscal year ended October 31, 2012 in the Fund’s annual update to its Registration Statement, effective February 28, 2013.

I represent that the filing does not include any disclosure that would render it ineligible to become effective pursuant to Rule 485(b) under the Securities Act.

We hope the Staff finds this letter and the revisions in the Amendment responsive to the Staff’s comments.  Should members of the Staff have any questions or comments regarding the Amendment, they should contact me by telephone at 212.806.8833 or by e-mail at lmoss@alger.com.

Very truly yours,

/s/ Lisa A. Moss
Lisa A. Moss

cc:  Hal Liebes, Esq.